Cover	Oct. 30, 2023
Cover [Abstract]
Entity Registrant Name	flooidCX Corp.
Entity Central Index Key	0001609988
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Oct. 30, 2023
Entity Ex Transition Period	true
Entity File Number	0-55965
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2511643
Entity Address Address Line 1	14747 N Northsight Blvd
Entity Address Address Line 2	Ste 111-218
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85260
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	323-6455